Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of inventories and written down of inventories

	December 31, 2018	December 31, 2017
Finished goods	389,896	298,860
Raw material for construction process	45,397	53,213
Fuels and lubricants	6,224	4,207
Spare parts and accessories	224,005	244,256
Warehouse and others	50,768	62,525

	716,290	663,061